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Wilmington New York Municipal Bond Fund PORTFOLIO OF INVESTMENTS July 31, 2024 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 97.2%

NEW YORK – 97.2%

AIRPORT – 2.8%

Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, (Series 231ST), 5.00%, 08/01/31	$1,000,000	$1,093,289

DEVELOPMENT – 4.7%

Battery Park City Authority, NY, Revenue Bonds, 5.00%, 11/01/41	500,000	572,298

New York Liberty Development Corp., NY, Refunding Revenue Bonds, (Goldman Sachs Headquarters), 5.25%, 10/01/35	1,095,000	1,272,854

TOTAL DEVELOPMENT		$1,845,152

EDUCATION – 7.5%

New York State Dormitory Authority, NY, Revenue Bonds, (AMG St. Aid Withhldg), 5.00%, 10/01/32	1,000,000	1,146,888

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Brooklyn Law School), (Series A), 5.00%, 07/01/33	1,200,000	1,260,262

New York State Dormitory Authority, NY, Prerefunded Revenue Bonds, School District, School Improvements, (Series A), (AGM), 5.00%, 10/01/29	5,000	5,409

New York State Dormitory Authority, NY, Revenue Bonds, (Series A), (AMG St. Aid Withhldg), 5.00%, 10/01/28	500,000	541,256

TOTAL EDUCATION		$2,953,815

GENERAL – 26.7%

Hudson Yards Infrastructure Corp., NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 02/15/33	1,175,000	1,226,615

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, 5.00%, 07/01/31	565,000	637,130

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (Lincoln Center For Performing Arts), (Series A), 4.00%, 12/01/34	1,600,000	1,658,794

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Cash Flow Management, (Series A-1), 5.25%, 08/01/42	800,000	900,648

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series A-1), 5.00%, 05/01/34	800,000	821,929

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series E-1), 4.00%, 02/01/38	655,000	668,539

New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, (Series A), 5.00%, 03/15/32	2,000,000	2,071,154

Description	Par Value	Value

New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), 4.00%, 03/15/37	$1,000,000	$1,027,462

Syracuse, NY, IDA, Revenue Bonds, Syracuse City School District Project, School Improvements, (Series B), (State Aid Withholding), 5.00%, 05/01/32	1,435,000	1,483,737

TOTAL GENERAL		$10,496,008

GENERAL OBLIGATIONS – 10.1%

Binghamton, NY, GO, Public Facilities, AD Valorem Property Tax, (BAM), 4.00%, 04/15/32	500,000	527,433

New York, NY, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series A-1), 5.00%, 09/01/38	1,000,000	1,121,303

North Hempstead, NY, GO, Public Improvements, AD Valorem Property Tax, (Series A), (BAM), 4.00%, 03/15/42	650,000	672,537

Suffolk County, NY, GO, Current Refunding, AD Valorem Property Tax, (Series A), 5.00%, 06/15/33	500,000	573,577

Yonkers, NY, GO, Refunding Notes, AD Valorem Property Tax, (Series A), (BAM), 5.00%, 05/01/30	1,000,000	1,098,135

TOTAL GENERAL OBLIGATIONS		$3,992,985

HIGHER EDUCATION – 16.3%

Albany Capital Resource Corp., NY, Refunding Revenue Bonds, (Albany Law School of Union University Project), (Series A), 5.00%, 07/01/29	1,195,000	1,222,896

Dutchess County Local Development Corp., NY, Current Refunding Revenue Bonds, (The Culinary Institute of America), 5.00%, 07/01/32	1,040,000	1,083,112

Hempstead Town Local Development Corp., NY, Revenue Bonds, University & College Improvements, (Hofstra University Project), (Series A), 5.00%, 07/01/33	725,000	801,326

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (The Juilliard School), (Series A), 5.00%, 01/01/33	1,025,000	1,112,820

New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), (NATL), 5.75%, 07/01/27	1,295,000	1,362,803

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (St. John’s University), (Series A) , 5.00%, 07/01/30	800,000	833,565

TOTAL HIGHER EDUCATION		$6,416,522

MEDICAL – 5.2%

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Montefiore Obligated Group), (Series A), 5.00%, 09/01/29	1,000,000	1,032,531

July 31, 2024 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (NYU Hospitals Center), 5.00%, 07/01/27	$1,000,000	$1,002,570

TOTAL MEDICAL		$2,035,101

POWER – 2.8%

Utility Debt Securitization Authority, NY, Refunding Revenue Bonds, (Series TE), 5.00%, 12/15/38	950,000	1,091,378

SCHOOL DISTRICT – 4.1%

Corning City School District, NY, GO Unlimited, Refunding Notes, AD Valorem Property Tax, (State Aid Withholding), 4.00%, 06/15/37	500,000	526,177

Springville-Griffith Institiute Central School District, NY, GO Unlimited, Refunding Notes, AD Valorem Property Tax, (State Aid Withholding), 4.00%, 06/15/33	1,000,000	1,072,385

TOTAL SCHOOL DISTRICT		$1,598,562

TRANSPORTATION – 10.7%

Metropolitan Transportation Authority, NY, Revenue Green Bonds, (Series C-1), 5.00%, 11/15/29	1,530,000	1,627,462

New York State Thruway Authority, NY, Current Refunding Revenue Bonds, (Series P)

5.00%, 01/01/27	500,000	525,650

4.00%, 01/01/45	1,000,000	981,132

Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (Series 242), 5.00%, 12/01/39	1,000,000	1,078,107

TOTAL TRANSPORTATION		$4,212,351

UTILITIES – 2.1%

Long Island Power Authority, NY, Electric, Light and Power Improvements, Revenue Bonds, (Series A), 5.00%, 09/01/34	750,000	836,564

Description	Par Value	Value

WATER – 4.2%

New York City Municipal Water Finance Authority, NY, Current Refunding Revenue Bonds, (Series FF), 5.00%, 06/15/34	$750,000	$812,786

New York City Municipal Water Finance Authority, NY, Current Refunding Revenue Bonds, 2nd General Resolution, (Series EE), 5.00%, 06/15/31	750,000	851,693

TOTAL WATER		$1,664,479

TOTAL NEW YORK		$38,236,206

TOTAL MUNICIPAL BONDS (Cost $39,352,829)		$38,236,206

	Number of Shares

MONEY MARKET FUND – 1.8%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.21%^	697,501	697,501

TOTAL MONEY MARKET FUND (Cost $697,501)		$697,501

TOTAL INVESTMENTS – 99.0% (Cost $40,050,330)		$38,933,707

OTHER ASSETS LESS LIABILITIES – 1.0%		402,586

TOTAL NET ASSETS – 100.0%		$39,336,293

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Municipal Bonds	$—	$38,236,206	$—	$38,236,206
Money Market Fund	697,501	—	—	697,501

Total	$697,501	$38,236,206	$—	$38,933,707

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

^ 7-Day net yield.

July 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington New York Municipal Bond Fund (concluded)

The following acronyms are used throughout this Portfolio of Investments:

AGM	Assured Guaranty Municipal

BAM	Build America Mutual Assurance Company

GO	General Obligation

IDA	Industrial Development Authority/Agency

NATL	National Public Finance Guarantee Corporation

For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual report.

July 31, 2024 (unaudited)